Other Income (Loss), Net	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Other Income (Loss), Net

12. OTHER INCOME (LOSS), NET
For the year ended December 31, 2022, the Company recorded insurance proceeds related to the 2018 incidents at the Superior Refinery and in the Atlantic region of $328 million (2021 – $120 million; 2020 – $nil).
For the year ended December 31, 2022, funding of $65 million (2021 – $42 million; 2020 – $nil) was received under the Government of Alberta’s Site Rehabilitation Program which provides qualifying entities funding to abandon and reclaim oil and gas sites.